Derivative Financial Instruments - Schedule of Derivative Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Derivative Financial Instruments
Interest rate cap		$ (620)
Current derivative liabilities held for trading		$ 620